Quarterly Holdings Report
for

Fidelity® Small Cap Stock K6 Fund

July 31, 2021

SLCXK6-QTLY-0921
1.9883972.104

Schedule of Investments July 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
COMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 0.1%
Intred SpA	1,100	$22,052
LICT Corp. (a)	2	46,000
		68,052
Entertainment - 0.7%
Lions Gate Entertainment Corp. Class A (a)(b)	16,400	246,492
Marcus Corp. (a)(b)	6,300	101,241
Reading International, Inc. Class A (a)	34,203	179,908
		527,641
Interactive Media & Services - 0.6%
Outbrain, Inc.	15,900	311,958
Synchro Food Co. Ltd. (a)	17,000	54,236
Trustpilot Group PLC (a)(c)	22,100	110,035
VerticalScope Holdings, Inc.	300	7,014
		483,243
Media - 2.1%
Cogeco Communications, Inc.	5,581	528,441
Lee Enterprises, Inc. (a)	6,560	189,584
Meredith Corp. (a)	11,779	514,036
Nexstar Broadcasting Group, Inc. Class A	2,551	375,176
		1,607,237

TOTAL COMMUNICATION SERVICES		2,686,173

CONSUMER DISCRETIONARY - 12.7%
Diversified Consumer Services - 0.5%
Houghton Mifflin Harcourt Co. (a)	32,000	362,240
Hotels, Restaurants & Leisure - 0.8%
Angler Gaming PLC	61,970	125,403
Best of The Best PLC	900	19,703
Inspired Entertainment, Inc. (a)	14,700	170,373
Potbelly Corp. (a)	21,129	147,480
RCI Hospitality Holdings, Inc.	2,742	172,088
		635,047
Household Durables - 0.3%
Aterian, Inc. (a)(b)	22,207	200,529
Cricut, Inc. (a)	1,600	54,608
		255,137
Internet & Direct Marketing Retail - 4.8%
Auction Technology Group PLC	600	11,326
BHG Group AB (a)	67,846	1,046,646
Fashionette AG	581	20,539
Global-e Online Ltd. (a)	1,300	90,532
Home24 AG (a)	17,073	304,198
Kogan.Com Ltd. (b)	123,693	943,122
Liquidity Services, Inc. (a)	5,847	116,004
Porch Group, Inc. Class A (a)	17,300	320,569
Temple & Webster Group Ltd. (a)	77,011	675,349
Vente-Unique.Com SA	3,298	80,201
Victorian Plumbing PLC	7,500	28,148
		3,636,634
Leisure Products - 1.3%
Vista Outdoor, Inc. (a)	24,300	981,477
Multiline Retail - 0.0%
Treasure Factory Co. Ltd.	2,100	18,913
Specialty Retail - 4.9%
Camping World Holdings, Inc. (b)	17,600	692,736
JOANN, Inc.	35,600	550,376
Lyko Group AB (A Shares) (a)	11,689	379,522
Musti Group OYJ	31,050	1,283,264
OneWater Marine, Inc. Class A	13,493	633,901
RVRC Holding AB	3,200	27,136
Tile Shop Holdings, Inc. (a)	22,800	166,212
		3,733,147
Textiles, Apparel & Luxury Goods - 0.1%
Rocky Brands, Inc.	1,712	93,133

TOTAL CONSUMER DISCRETIONARY		9,715,728

CONSUMER STAPLES - 4.3%
Beverages - 0.0%
MGP Ingredients, Inc.	10	597
Food & Staples Retailing - 1.7%
BJ's Wholesale Club Holdings, Inc. (a)	20,033	1,014,471
Cake Box Holdings PLC	70,400	311,182
Neighbourly Pharmacy, Inc.	400	9,458
		1,335,111
Food Products - 0.2%
Farmer Brothers Co. (a)	12,703	123,092
Personal Products - 1.1%
Herbalife Nutrition Ltd. (a)	4,774	243,188
MediFast, Inc.	2,175	620,984
		864,172
Tobacco - 1.3%
Turning Point Brands, Inc.	18,500	980,870

TOTAL CONSUMER STAPLES		3,303,842

ENERGY - 3.5%
Energy Equipment & Services - 0.7%
Liberty Oilfield Services, Inc. Class A (a)	38,436	391,663
Newpark Resources, Inc. (a)	40,400	130,492
Profire Energy, Inc. (a)	10,576	11,316
		533,471
Oil, Gas & Consumable Fuels - 2.8%
Brigham Minerals, Inc. Class A	13,579	266,692
Enviva Partners LP	8,377	452,358
Evolution Petroleum Corp.	41,820	176,480
Extraction Oil & Gas, Inc. (a)	7,157	318,415
Laredo Petroleum, Inc. (a)	1,300	71,578
Northern Oil & Gas, Inc.	20,000	345,400
Oasis Petroleum, Inc.	3,700	339,327
SilverBow Resources, Inc. (a)	7,864	155,864
		2,126,114

TOTAL ENERGY		2,659,585

FINANCIALS - 16.4%
Banks - 0.4%
Parke Bancorp, Inc.	4,670	93,213
Spirit of Texas Bancshares, Inc.	2,800	65,184
Union Bankshares, Inc.	3,504	112,654
		271,051
Capital Markets - 7.4%
Allfunds Group PLC (a)	1,700	29,911
Bridge Investment Group Holdings, Inc.	19,700	310,472
Bridgepoint Group Ltd.	100,000	674,150
eQ Oyj PLC	1,621	51,726
Euronext NV (c)	4,028	448,197
Gresham House PLC	14,800	187,205
Impax Asset Management Group PLC	94,951	1,591,702
Liontrust Asset Management PLC	16,002	465,986
LPL Financial	6,663	939,750
StepStone Group, Inc. Class A	10,694	486,684
Tailwind Acquisition Corp. (a)(b)	18,800	188,000
Titanium OYJ	10,144	176,890
Westwood Holdings Group, Inc.	2,562	64,947
		5,615,620
Consumer Finance - 0.7%
First Cash Financial Services, Inc.	7,047	558,122
Diversified Financial Services - 1.1%
CCC Intelligent Solutions Holdings, Inc. Class A	53,962	499,688
Cyxtera Technologies, Inc. Class A (a)(b)	37,130	352,364
		852,052
Insurance - 1.7%
HCI Group, Inc.	5,900	592,832
Primerica, Inc.	4,823	705,219
		1,298,051
Thrifts & Mortgage Finance - 5.1%
Axos Financial, Inc. (a)	18,754	897,379
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	2,580	251,550
Hingham Institution for Savings	942	281,658
Merchants Bancorp	8,993	329,504
NMI Holdings, Inc. (a)	25,466	560,761
Southern Missouri Bancorp, Inc.	7,970	357,694
Walker & Dunlop, Inc.	11,916	1,233,068
		3,911,614

TOTAL FINANCIALS		12,506,510

HEALTH CARE - 18.1%
Biotechnology - 1.4%
Bioventix PLC	874	47,987
Emergent BioSolutions, Inc. (a)	13,747	905,927
Prelude Therapeutics, Inc.	2,644	84,714
		1,038,628
Health Care Equipment & Supplies - 3.2%
Medistim ASA	7,413	264,728
Pro-Dex, Inc. (a)	5,304	162,727
Semler Scientific, Inc. (a)(b)	6,919	816,442
TransMedics Group, Inc. (a)	16,360	466,587
Tristel PLC	50,609	424,189
Utah Medical Products, Inc.	3,494	312,364
		2,447,037
Health Care Providers & Services - 4.4%
Acadia Healthcare Co., Inc. (a)	8,368	516,473
ATI Physical Therapy, Inc. (a)	61,694	210,377
InfuSystems Holdings, Inc. (a)	19,289	352,024
The Ensign Group, Inc.	14,409	1,225,774
The Joint Corp. (a)	9,590	757,514
Viemed Healthcare, Inc. (a)	39,928	277,793
		3,339,955
Health Care Technology - 6.1%
Evolent Health, Inc. (a)	34,386	788,815
Health Catalyst, Inc. (a)(b)	12,500	725,750
Inovalon Holdings, Inc. Class A (a)	42,339	1,603,797
Phreesia, Inc. (a)	17,484	1,195,031
PKS Holdings Ltd. (a)	134,200	45,794
Schrodinger, Inc. (a)	4,964	335,914
		4,695,101
Life Sciences Tools & Services - 2.9%
Addlife AB	21,800	727,308
Diaceutics PLC (a)	66,743	101,122
Medpace Holdings, Inc. (a)	7,153	1,258,499
Stevanato Group SpA	6,100	123,159
		2,210,088
Pharmaceuticals - 0.1%
Phibro Animal Health Corp. Class A	4,079	96,550

TOTAL HEALTH CARE		13,827,359

INDUSTRIALS - 16.1%
Building Products - 1.6%
Builders FirstSource, Inc. (a)	25,667	1,142,182
Reliance Worldwide Corp. Ltd.	24,015	97,457
		1,239,639
Commercial Services & Supplies - 0.9%
Qleanair Holding AB	37,400	280,661
Sdiptech AB (a)	8,024	381,700
Team, Inc. (a)	4,597	28,363
		690,724
Construction & Engineering - 1.3%
NV5 Global, Inc. (a)	10,490	996,550
Electrical Equipment - 0.6%
GrafTech International Ltd.	32,600	370,662
Orion Energy Systems, Inc. (a)	8,922	44,699
		415,361
Industrial Conglomerates - 0.2%
Volati AB	6,389	113,257
Machinery - 0.7%
Hurco Companies, Inc.	11,448	388,545
Mayville Engineering Co., Inc. (a)	4,396	77,238
Twin Disc, Inc. (a)	6,261	92,162
		557,945
Professional Services - 7.0%
First Advantage Corp.	28,600	560,846
Franklin Covey Co. (a)	17,953	656,900
Insperity, Inc.	15,452	1,530,521
Kelly Partners Group Holdings Ltd.	50,400	143,136
MISTRAS Group, Inc. (a)	27,598	289,779
Red Violet, Inc. (a)(b)	25,110	606,155
SHL-JAPAN Ltd.	2,507	66,363
Talenom OYJ	33,049	638,247
TriNet Group, Inc. (a)	10,292	854,030
		5,345,977
Trading Companies & Distributors - 3.8%
AerCap Holdings NV (a)	18,050	956,650
DXP Enterprises, Inc. (a)	15,629	510,287
GMS, Inc. (a)	29,789	1,463,534
		2,930,471

TOTAL INDUSTRIALS		12,289,924

INFORMATION TECHNOLOGY - 16.3%
Communications Equipment - 0.2%
Casa Systems, Inc. (a)	20,854	156,614
Electronic Equipment & Components - 1.5%
Insight Enterprises, Inc. (a)	7,128	715,509
SYNNEX Corp.	3,702	442,537
		1,158,046
IT Services - 5.5%
BASE, Inc. (a)	13,590	141,221
Concentrix Corp. (a)	8,110	1,327,850
Dlocal Ltd.	900	40,626
ECIT A/S (a)	280,500	336,610
Flywire Corp. (a)	300	9,528
Fonix Mobile PLC	43,339	75,904
Liberated Syndication, Inc. (a)	4,422	16,229
MoneyGram International, Inc. (a)	79,267	819,621
Paya Holdings, Inc. (a)	60,500	695,145
Paymentus Holdings, Inc. (a)(b)	300	8,700
Payoneer Global, Inc. (a)(b)	5,700	53,808
Priority Technology Holdings, Inc. (a)	53,189	325,517
Shift4 Payments, Inc. (a)	3,178	283,446
TaskUs, Inc.	3,600	109,620
		4,243,825
Software - 6.8%
24sevenoffice Scandinavia AB (a)	61,306	185,163
Admicom OYJ	4,518	501,111
ChannelAdvisor Corp. (a)	37,766	879,570
Cint Group AB	18,300	244,471
E2open Parent Holdings, Inc. (a)	42,300	425,115
EcoOnline Holding A/S (a)	26,000	64,744
Elmo Software Ltd. (a)	57,658	200,984
Energy One Ltd.	905	4,450
EverCommerce, Inc.	21,600	379,512
GetBusy PLC (a)	147,008	168,581
Intapp, Inc.	8,092	274,319
LeadDesk Oyj (a)	7,141	199,916
MSL Solutions Ltd. (a)	542,859	73,700
Orn Software A/S (a)	88,900	115,216
Park City Group, Inc. (a)	33,924	190,314
Paycor HCM, Inc.	300	8,250
Riskified Ltd.	7,500	205,650
Sikri Holding A/S (a)	12,905	189,892
Similarweb Ltd. (a)	700	16,786
Topicus.Com, Inc.	7,000	527,413
Upsales Technology AB (a)	27,213	328,766
		5,183,923
Technology Hardware, Storage & Peripherals - 2.3%
Avid Technology, Inc. (a)	18,400	687,976
NCR Corp. (a)	23,321	1,035,452
		1,723,428

TOTAL INFORMATION TECHNOLOGY		12,465,836

MATERIALS - 1.4%
Chemicals - 0.4%
The Chemours Co. LLC	9,900	329,175
Containers & Packaging - 0.7%
O-I Glass, Inc. (a)	20,405	301,790
UFP Technologies, Inc. (a)	4,048	241,989
		543,779
Metals & Mining - 0.3%
Steel Dynamics, Inc.	3,147	202,824

TOTAL MATERIALS		1,075,778

REAL ESTATE - 6.5%
Equity Real Estate Investment Trusts (REITs) - 2.6%
Essential Properties Realty Trust, Inc.	32,700	974,460
Spirit Realty Capital, Inc.	21,000	1,054,620
		2,029,080
Real Estate Management & Development - 3.9%
Colliers International Group, Inc.	5,252	673,886
Cushman & Wakefield PLC (a)	35,723	666,948
Jones Lang LaSalle, Inc. (a)	5,588	1,243,721
Newmark Group, Inc.	29,200	376,096
		2,960,651

TOTAL REAL ESTATE		4,989,731

UTILITIES - 1.1%
Gas Utilities - 0.6%
Brookfield Infrastructure Corp. A Shares	6,300	407,988
Independent Power and Renewable Electricity Producers - 0.5%
NextEra Energy Partners LP	5,152	399,435

TOTAL UTILITIES		807,423

TOTAL COMMON STOCKS
(Cost $58,009,327)		76,327,889

Money Market Funds - 4.6%
Fidelity Cash Central Fund 0.06% (d)	197,019	197,058
Fidelity Securities Lending Cash Central Fund 0.06% (d)(e)	3,317,032	3,317,364
TOTAL MONEY MARKET FUNDS
(Cost $3,514,422)		3,514,422
TOTAL INVESTMENT IN SECURITIES - 104.5%
(Cost $61,523,749)		79,842,311
NET OTHER ASSETS (LIABILITIES) - (4.5)%		(3,434,892)
NET ASSETS - 100%		$76,407,419

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $558,232 or 0.7% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$35
Fidelity Securities Lending Cash Central Fund	10,653
Total	$10,688

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$240,360	$5,395,172	$5,438,474	$--	$--	$197,058	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	2,798,014	6,670,984	6,151,634	--	--	3,317,364	0.0%
Total	$3,038,374	$12,066,156	$11,590,108	$--	$--	$3,514,422

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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